Fair Value Measurements - Summary Of Reconciliation Of Warrant Liabilities Measured At Fair Value (Detail) (Parenthetical)	6 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3	$ 23,059,834